SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared on the going concern basis in accordance with, and in compliance with, International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and International Financial Reporting Interpretations Committee (“IFRIC”) interpretations issued and effective at the time of preparing these consolidated financial statements and the International Business Companies Act of 2016.

The consolidated financial statements have been prepared on the basis of accounting policies applicable to a going concern. This basis presumes that funds will be available to finance future operations that the realization of assets and settlement of liabilities, contingent obligations and commitments will occur in the ordinary course of business.

The consolidated financial statements have been prepared on the historical cost convention, unless otherwise stated in the accounting policies which follow and incorporate the principal accounting policies set out below. The presentation currency is United States dollars.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As reflected in the accompanying consolidated financial statements, the Group incurred net loss of US$24.9 million and generated negative cash flows from operations of US$46.3 million. As of December 31, 2024, the Group has accumulated deficit of US$84 million. While the Group holds substantial cash and digital assets on its balance sheet, there is a risk regarding its ability to continue as a going concern over the next twelve months if additional sources of capital are not secured. Currently, the Group’s ability to access its at-the-market (“ATM”) facility is restricted due to the Preliminary Injunction (“PI”) issued by the United States District Court for the Southern District. The Group intends to seek relief from the PI and, upon the restoration of access to the ATM facility, expects to use it to support continued growth initiatives, strengthen its treasury, and pursue strategic acquisitions that are cash-generative and accretive to earnings.

Principles of Consolidation

The consolidated financial statements incorporate the financial statements of the Group and all its subsidiaries. Subsidiaries are entities (including structured entities) which are controlled by the Company. The Company has control of an entity when it is exposed to or has rights to variable returns from involvement with the entity and it has the ability to affect those returns through the of use its power over the entity. The results of subsidiaries are included in the consolidated financial statements from the effective date of acquisition to the effective date of disposal. Adjustments are made when necessary to the financial statements of subsidiaries to bring their accounting policies in line with those of the Company. All inter-company transactions, balances, and unrealized gains on transactions between consolidated companies are eliminated in full upon consolidation. Unrealized losses on transactions between consolidated companies are also eliminated upon consolidation unless the transaction provides evidence of an impairment of the asset transferred.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with IFRS. The cost of the business combination is measured as the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued. Costs directly attributable to the business combination are expensed as incurred, except the costs to issue debt which are amortized as part of the effective interest, and costs to issue equity which are included in stockholders’ equity.

Any contingent consideration is included in the cost of the business combination at fair value as at the date of acquisition. Subsequent changes to the assets, liability or equity which arise as a result of the contingent consideration are not affected against goodwill, unless they are valid measurement period adjustments.

Otherwise, all subsequent changes to the fair value of contingent consideration that is deemed to be an asset or liability is recognized in either profit or loss or in other comprehensive income, in accordance with relevant IFRS. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within stockholders’ equity.

The acquiree’s identifiable assets, liabilities and contingent liabilities which meet the recognition conditions of IFRS 3 — Business Combinations (“IFRS 3”) are recognized at their fair values at acquisition date, except for non-current assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 — Non-current Assets Held for Sale and Discontinued Operations, which are recognized at fair value less costs to sell.

Contingent liabilities are only included in the identifiable liabilities of the acquiree where there is a present obligation at acquisition date.

On acquisition, the acquiree’s assets and liabilities are reassessed in terms of classification and are reclassified where the classification is inappropriate for Company’s reporting purposes. This excludes lease agreements and insurance contracts whose classification remains as per their inception date.

Non-controlling interests in the acquiree are measured on an acquisition-by-acquisition basis either at fair value or at the non-controlling interests’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. This treatment applies to non-controlling interests which are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation. All other components of non-controlling interests are measured at their acquisition date fair values unless another measurement basis is required by IFRS.

In cases where the Company held a non-controlling shareholding in the acquiree prior to obtaining control, that interest is measured to fair value as of the acquisition date. The measurement to fair value is included in profit or loss for the year. Where the existing shareholding was classified as an available-for-sale financial asset, the cumulative fair value adjustments recognized previously to other comprehensive income and accumulated in stockholders’ equity are recognized in profit or loss as a reclassification adjustment.

Goodwill is determined as the consideration paid, plus the fair value of any shares held prior to obtaining control, plus non-controlling interest and less the fair value of the identifiable assets and liabilities of the acquiree. If, in the case of a bargain purchase, the result of this formula is negative, then the difference is recognized directly in profit or loss.

Goodwill is not amortized but is tested on an annual basis for impairment. If goodwill is assessed to be impaired, that impairment is not subsequently reversed.

Common control business combinations are outside the scope of IFRS 3. The Company has elected to account for common control business combinations using the book value method.

Significant judgments and use of estimates

The preparation of the consolidated financial statements in conformity with the IFRS requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Group bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes, Significant estimates and assumptions made by management include, among others, useful lives and impairment of long-lived assets, goodwill, useful lives and impairment of intangible assets, collectability of accounts receivable, allowance for doubtful accounts, and impairment allowance for inventory, deferred tax and contingent liabilities. While the Group believes that the estimates and assumptions used in the preparation of the consolidated financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Critical judgements in applying accounting policies

Our consolidated financial statements are prepared in accordance with IFRS as issued by the IASB. The preparation of our consolidated financial statements and related disclosures requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, costs and expenses, and the disclosure of contingent assets and liabilities in our consolidated financial statements. We base our estimates on historical experience, known trends and events and various other factors that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate our estimates and assumptions on an ongoing basis. Our actual results may differ from these estimates under different assumptions or conditions.

While our significant accounting policies are described in more detail in our consolidated financial statements appearing elsewhere in this Annual Report, we believe that the following accounting policies are those most critical to the judgments and estimates used in the preparation of our consolidated financial statements.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following disclosures of fair value measurements use a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value:

●	Level 1 inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

●	Level 2 inputs: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs: unobservable inputs for the asset or liability.

The Group’s policy is to recognize transfers into and transfers out of any of the three levels as of the date of the event or change in circumstances that caused the transfer.

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash in hand, bank balances and short-term deposits with original maturity of three months or less.

Restricted cash

Restricted cash as at December 31, 2024 is nil compared to December 31, 2023 represents the letter of credit issued from University of Antelope Valley

Digital assets

The Group’s digital asset portfolio mainly comprise of cryptocurrency, Bitcoin.

Since the Group actively trades Bitcoin, holds them with a view to exchange for cash at any moment the Group deems appropriate, and generating a profit from price fluctuations. Moreover, Bitcoin is considered essentially a current asset with 24-hour-tradable active market.

The Group shall apply the guidance in IAS 2 for commodity broker-traders and measures such digital assets at fair value less costs to sell. The Group considers there are no significant “costs to sell” digital assets, and hence the measurement of digital assets is based on their fair values at the closing price on each reporting date, with changes in fair values recognized in the statement of profit or loss. The value of closing price per Bitcoin unit is derived based on the total USD-equivalent holding value divided by the total Bitcoin units held, at the most recent available cut-off time in Singapore time zone (UTC+08:00) on December 31, 2024.

Inventories

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The major categories of inventories are movie production cost, books and periodicals, food and beverages, merchandize and consumables.

The cost of inventories comprises of all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is assigned using the first-in, first-out (FIFO) formula.

When inventories are sold, the carrying amount of those inventories are recognized as cost of sales in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs.

Property and Equipment

Property and equipment are tangible assets which the Company holds for its own use, and which are expected to be used for more than one year. An item of property and equipment is recognized as an asset when it is probable that future economic benefits associated with the item will flow to the Company, and the cost of the item can be measured reliably. Property and equipment are initially measured at cost. Cost includes all of the expenditures which are directly attributable to the acquisition or construction of the asset, including the capitalization of borrowing costs on qualifying assets and adjustments in respect of hedge accounting, where appropriate.

Expenditures incurred subsequently for major services, additions to or replacements of parts of property and equipment are capitalized if it is probable that future economic benefits associated with the expenditure will flow to the Company and the cost can be measured reliably. Day-to-day servicing costs are expensed as incurred. Subsequent to initial recognition, property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Land is initially measured at cost and is not depreciated.

Depreciation of an asset commences when the asset is available for use as intended by management. Depreciation is charged to write off the asset’s carrying amount over its estimated useful life to its estimated residual value, using a method that best reflects the pattern in which the asset’s economic benefits are consumed by the Company. Depreciation is not charged to an asset if its estimated residual value exceeds or is equal to its carrying amount. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale or derecognized.

The useful lives of items of property and equipment have been assessed as follows:

Category	Depreciation Method	Useful Life
Buildings	Straight line	20 years
Plant and Machinery	Straight line	5 years
Leasehold Properties	Straight line	As per below
Furniture and fixtures	Straight line	5 years
Motor vehicles	Straight line	5 years
Office equipment	Straight line	5 years
IT equipment	Straight line	3 – 5 years
Computer equipment	Straight line	2 – 8 years
Spa equipment, curtains, crockery, glassware, and linen	Straight line	5 years

Leasehold improvements are amortized over the period of the lease or useful lives of the asset, whichever is shorter.

Intangible assets

An intangible asset is recognized when it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity and the cost of the asset can be measured reliably. Intangible assets are initially recognized at cost, less any accumulated amortization and any impairment losses. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. Refer to Note 4 – Business Combination for additional details on the acquired intangible assets.

The useful life of intangible assets has been assessed as follows:

Category	Useful Life
Customer relationships	5 years
Customer list	5 years
Film Library	8.5 years
Trade names, trademarks, domain names, and licenses	Indefinite

Internally developed software costs on GU are recognized as an intangible asset when:

➢	it is technologically feasible to complete the asset so that it will be available for use or sale.

➢	there is an intention to complete and use or sell it.

➢	there is an ability to use or sell it.

➢	it will generate probable future economic benefits.

➢	there are available technical, financial, and other resources to complete the development and to use or sell the asset.

➢	the expenditure attributable to the asset during its development can be measured reliably.

Amortization begins when development is complete, and the asset is available for use. Development costs are amortized based on a useful life of five years.

Impairment of Long-Lived Assets

Impairment tests are performed on property and equipment when there is an indicator that they may be impaired. When the carrying amount of an item of property and equipment is assessed to be higher than the estimated recoverable amount, an impairment loss is recognized immediately in profit or loss to bring the carrying amount in line with the recoverable amount.

For intangible assets, reassessing the useful life of an intangible asset with a finite useful life after it was classified as indefinite is an indicator that the asset may be impaired. As a result, the asset is tested for impairment and the remaining carrying amount is amortized over its useful life.

Management assesses at each end of the reporting period whether there is any indication that an asset may be impaired. If any such indication exists, management estimates the recoverable amount of the asset. If it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of the cash- generating unit to which the asset belongs is determined.

The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs to sell and its value in use. If the recoverable amount of an asset is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. That reduction is an impairment loss. An impairment loss of assets carried at cost less any accumulated depreciation or amortization is recognized immediately in profit or loss. Any impairment loss of a revalued asset is treated as a revaluation decrease.

Goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash- generating units, or groups of cash-generating units, which are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units or groups of units. An impairment loss is recognized for cash-generating units if the recoverable amount of the unit is less than the carrying amount of the units. The impairment loss is allocated to reduce the carrying amount of the assets of the unit in the following order:

➢	first, to reduce the carrying amount of any goodwill allocated to the cash-generating unit and

➢	then, to the other assets of the unit, pro rata on the basis of the carrying amount of each asset in the unit.

An entity assesses at each reporting date whether there is any indication that an impairment loss recognized in prior periods for assets other than goodwill may no longer exist or may have decreased. If any such indication exists, the recoverable amounts of those assets are estimated.

The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods.

A reversal of an impairment loss of assets carried at cost less accumulated depreciation or amortization other than goodwill is recognized immediately in profit or loss. Any reversal of an impairment loss of a revalued asset is treated as a revaluation increase.

Financial Instruments

Financial instruments held by the Company are classified in accordance with the provisions of IFRS 9 — Financial Instruments. Broadly, the classification possibilities, which are adopted by the Company, as applicable, are as follows:

Financial assets which are equity instruments:

➢	Mandatorily at fair value through profit or loss; or

➢	Designated as at fair value through other comprehensive income. (This designation is not available to equity instruments which are held for trading, or which are contingent consideration in a business combination).

Financial assets which are debt instruments:

➢	Amortized cost. (This category applies only when the contractual terms of the instrument give rise, on specified dates, to cash flows that are solely payments of principal and interest on principal, and where the instrument is held under a business model whose objective is met by holding the instrument to collect contractual cash flows); or

➢	Mandatorily at fair value through profit or loss. (This classification automatically applies to all debt instruments which do not qualify as at amortized cost or at fair value through other comprehensive income); or

➢	Designated at fair value through profit or loss. (This classification option can only be applied when it eliminates or significantly reduces an accounting mismatch).

Financial liabilities:

➢	Amortized cost;

➢	Mandatorily at fair value through profit or loss. (This applies to contingent consideration in a business combination or to liabilities which are held for trading); or

➢	Designated at fair value through profit or loss. (This classification option can be applied when it eliminates or significantly reduces an accounting mismatch;

➢	the liability forms part of a group of financial instruments managed on a fair value basis; or it forms part of a contract containing an embedded derivative and the entire contract is designated as at fair value through profit or loss).

Accounts receivables

Accounts receivables, including amounts due from related parties, are classified as financial assets subsequently measured at amortized cost. They have been classified in this manner because their contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding, and the Company’s business model is to collect the contractual cash flows on accounts receivables.

Accounts receivables are recognized when the Company becomes a party to the contractual provisions of the receivables. They are measured, at initial recognition, at fair value plus transaction costs, if any and are subsequently measured at amortized cost. The amortized cost is the amount recognized on the receivable initially, minus principal repayments, plus cumulative amortization (interest) using the effective interest method of any difference between the initial amount and the maturity amount, adjusted for any loss allowance.

A loss allowance for expected credit losses is recognized on trade and other receivables and is updated at each reporting date. The Company measures the loss allowance for trade and other receivables at an amount equal to lifetime expected credit losses (lifetime ECL), which represents the expected credit losses that will result from all possible default events over the expected life of the receivable.

A provision matrix is used as a practical expedient to the determination of expected credit losses on trade and other receivables. The provision matrix is based on the Company’s historic credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, and an assessment of both the current and forecasted direction of conditions at the reporting date, including the time value of money, where appropriate.

The loss allowance is calculated on a collective basis for all trade and other receivables in totality. An impairment gain or loss is recognized in profit or loss with a corresponding adjustment to the carrying amount of trade and other receivables, through use of a loss allowance account. The impairment loss is included in operating expenses as a movement in credit loss allowance.

Receivables are written off when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, e.g., when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Receivables written off may still be subject to enforcement activities under the Company’s recovery procedures, considering legal advice where appropriate. Any recoveries made are recognized in profit or loss.

Investments in equity instruments

Investments in equity instruments are presented in Note 13, Investments at Fair Value and Investments in Joint Venture.

Investments in equity instruments are designated as mandatorily at fair value through profit or loss. As an exception to this classification, the Company may make an irrevocable election, on an instrument-by-instrument basis, and on initial recognition, to designate certain investments in equity instruments as at fair value through other comprehensive income. The designation as at fair value through other comprehensive income is never made on investments which are either held for trading or contingent consideration in a business combination.

Investments in equity instruments are recognized when the Company becomes a party to the contractual provisions of the instrument. The investments are measured, at initial recognition, at fair value. Transaction costs are added to the initial carrying amount for those investments which have been designated as at fair value through other comprehensive income. All other transaction costs are recognized in profit or loss.

Investments in equity instruments are subsequently measured at fair value with changes in fair value recognized either in profit or loss or in other comprehensive income (and accumulated in equity in the reserve for valuation of investments), depending on their classification. Fair value gains or losses recognized on investments at fair value through profit or loss are included in other operating gains (losses).

Dividends received on equity investments are recognized in profit or loss when the Company’s right to receive the dividends is established unless the dividends clearly represent a recovery of part of the cost of the investment. Dividends are included in investment income.

Investments in equity instruments are subject to impairment provisions.

The gains or losses which accumulated in equity in the reserve for valuation of investments for equity investments at fair value through other comprehensive income are not reclassified to profit or loss on derecognition of the related investment. Instead, the cumulative amount is transferred directly to retained earnings.

Investments in joint venture are accounted for using the equity method. Under the equity method, the investment in joint venture is carried in the statement of financial position at cost plus post-acquisition changes in the Company’s share of net assets of the joint venture. The profit or loss reflects the share of results of the operations of the joint venture. Distributions received from the joint venture reduce the carrying amount of the investment. Where there has been a change recognised in other comprehensive income by the joint venture, the Company recognises its share of such changes in other comprehensive income. Unrealised gains and losses resulting from transactions between the Company and the joint venture are eliminated to the extent of the interest in the joint venture.

Accounts payable

Accounts payable, excluding VAT and amounts received in advance, are classified as financial liabilities subsequently measured at amortized cost. They are recognized when the Company becomes a party to the contractual provisions, and are measured, at initial recognition, at fair value plus transaction costs, if any, and are subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

If accounts payable contain a significant financing component, and the effective interest method results in the recognition of interest expense, then it is included in profit or loss. Trade and other payables expose the Company to liquidity risk and possibly to interest rate risk. Refer to Note 34, Financial Risk Management, for details of risk exposure and management thereof.

Loans payable and convertible debt

Loans payable are recognized when the Company becomes a party to the contractual provisions of the loan and are classified as financial liabilities subsequently measured at amortized cost.

The loans are measured, at initial recognition, at fair value plus transaction costs, if any, and are subsequently measured at amortized cost using the effective interest method. Interest expense, calculated on the effective interest method, is included in profit or loss. Borrowings expose the Company to liquidity risk. Refer to Note 34, Financial Risk Management, for details of risk exposure and management thereof.

Convertible debt is bifurcated into its liability component and equity or derivative liability component at the date of issue, in accordance with the substance of the debt agreements. Conversion options that are bifurcated as derivative liabilities are recorded as a debt discount, which is amortized over the term of the related debt. Derivative liabilities are recorded at fair value at issuance and are marked-to-market at each statement of financial position date.

Income taxes

Current income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Current income taxes are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss, either in other comprehensive income or directly in equity. Management evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

A deferred tax asset or liability is recognized for all taxable temporary differences, except to the extent that the deferred tax asset or liability arises from the initial recognition of an asset or liability in a transaction which at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).

A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. A deferred tax asset is recognized for the carry forward of unused tax losses and unused Secondary Tax on Companies (“STC”) credits to the extent that it is probable that future taxable profit will be available against which the unused tax losses and unused STC credits can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Current and deferred taxes are recognized as income or an expense and included in profit or loss for the period, except to the extent that the tax arises from:

➢	a transaction or event which is recognized, in the same or a different period, to other comprehensive income, or

➢	a business combination.

Current tax and deferred taxes are charged or credited to other comprehensive income if the tax relates to items that are credited or charged, in the same or a different period, to other comprehensive income.

Current tax and deferred taxes are charged or credited directly to equity if the tax relates to items that are credited or charged, in the same or a different period, directly in equity.

Leases

The Company accounts for its various operating leases in accordance with IFRS 16, Leases (“IFRS 16’). Management assesses whether a contract is or contains a lease at the inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

In order to assess whether a contract is or contains a lease, management determines whether the asset under consideration is “identified”, which means that the asset is either explicitly or implicitly specified in the contract and that the supplier does not have a substantial right of substitution throughout the period of use. Once management has concluded that the contract includes an identified asset, the right to control the use thereof is considered. To this end, control over the use of an identified asset only exists when the Company has the right to substantially all of the economic benefits from the use of the asset as well as the right to direct the use of the asset.

Pursuant to IFRS 16, a lease liability and corresponding right-of-use asset are recognized at the lease commencement date for all lease agreements for which the Company is a lessee. Details of leasing arrangements where the Company is a lessee are presented in Note 12, Right of Use Asset and Lease Liability.

Right-of-use assets

Right-of-use assets are presented as a separate line item on the consolidated statement of financial position. Lease payments included in the measurement of the lease liability comprise the following:

➢	the initial amount of the corresponding lease liability;

➢	any lease payments made at or before the commencement date;

➢	any initial direct costs incurred;

➢	any estimated costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, when the Company incurs an obligation to do so, unless these costs are incurred to produce inventories; and

➢	less any lease incentives received.

Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. However, if a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. Depreciation starts at the commencement date of a lease.

For right-of-use assets which are depreciated over their useful lives, the useful lives are determined consistently with items of the same class of property and equipment. Refer to the accounting policy for property and equipment for details of useful lives.

The residual value, useful life and depreciation method of each asset are reviewed at the end of each reporting year. If the expectations differ from previous estimates, the change is accounted for prospectively as a change in accounting estimate. Each part of a right-of-use asset with a cost that is significant in relation to the total cost of the asset is depreciated separately. The depreciation charge for each year is recognized in profit or loss unless it is included in the carrying amount of another asset.

Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise the following:

➢	fixed lease payments, including in-substance fixed payments, less any lease incentives;

➢	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

➢	the amount expected to be payable by the Company under residual value guarantees;

➢	the exercise price of purchase options if the Company is reasonably certain to exercise the option;

➢	lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and

➢	penalties for early termination of a lease if the lease term reflects the exercise of an option to terminate the lease.

Management remeasures the lease liability when:

➢	there has been a change to the lease term, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

➢	there has been a change in the assessment of whether the Company will exercise a purchase, termination, or extension option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

➢	there has been a change to the lease payments due to a change in an index or a rate, in which case the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used);

➢	there has been a change in expected payment under a residual value guarantee, in which case the lease liability is remeasured by discounting the revised lease payments using the initial discount rate;

➢	a lease contract has been modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised payments using a revised discount rate.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of- use asset or is recognized in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Contributed capital and equity

Contributed capital represents the aggregate shareholder investment in the Company.

Non-controlling interest represents the portion of comprehensive loss and net assets attributable to minority shareholders. Non-controlling interest is identified in the consolidated statements of operations and under equity in the Consolidated Balance Sheets.

When the proportion of the equity held by non-controlling interests changes, the Company adjusts the carrying amounts of the controlling and non-controlling interests to reflect the changes in their relative interest in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received are recognized directly in equity and attributed to the shareholders of the Company.

Revenue from contracts with customers

The Company recognizes revenue from the following major sources:

➢	Digital education platform

➢	In person education courses

➢	Sales of goods — retail

➢	Service revenue

Revenue is measured based on the consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Revenue is recognized when the Company satisfies a performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the good or service. A performance obligation may be satisfied at a point in time or over time. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

A detailed analysis of performance obligations for each revenue source follows.

Digital education platform and multi-part documentaries

This revenue is derived from online workshops, training programs, assessments, courses, accreditations certifications, licenses, and documentaries provided by both the Company itself and by partners, as well as memberships. Revenue is derived, and performance obligations are fulfilled, over the course of delivery of the product or service, which may be at the time of sale or may be monthly for up to twelve months. The company is compensated by way of fees for the product or service as displayed at events or online.

In person education courses

This revenue is derived from classes, workshops, training programs and conferences that are delivered in person at the Company’s campuses or third-party venues. Revenue is derived, and performance obligations are fulfilled, at the time of delivering the event or over the course of delivery of the product or services. The company is compensated by way of course fees as displayed at events or online.

Sales of goods — retail

This revenue is derived by the Company’s campus businesses and includes food and beverage, spa products, merchandise, and ancillary products. Revenue is derived, and performance obligations are fulfilled, at the point in time of providing the goods; in the case of food and beverage delivered as part of a pre-paid accommodation package, revenue is recognized daily over the time of guests’ duration of stay. The Company is compensated based on the advertised or agreed price of the goods as part of accommodation packages or on in-house menus in the case of food and beverage, and on in-house price lists or price tickets in the case of spa products, merchandise, and ancillary products. This stream of revenue is discontinued after the ERL spin off from October 2023.

Service revenue

This revenue is derived by the Company’s campus businesses and includes accommodation, spa, conferences and events, and memberships. Revenue is derived, and performance obligations are fulfilled, at the time of providing the services; in the case of accommodation as part of a pre-paid booking, revenue is recognized daily over the time of guests’ duration of stay, and for memberships revenue is recognized monthly over the course of delivery of the product or service which may be up to twelve months. The company is compensated based on the advertised or agreed price of the goods as displayed online by the company or booking agents in the case of accommodation, on in-house price lists in the case of spa, by tailored quote in the case of conferences and events, and as displayed in-house or online in the case of memberships. The revenue from campus business is discontinued after the ERL spin off from October 2023.

Contract liability

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. A contract asset (accounts receivable) is recorded when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records a contract liability until the performance obligations are satisfied.

Contract liability represents the Company’s contract liability for cash collections received from its customers in advance of performance under the contract. Contract liability is recognized as revenue upon completion of the performance obligation, which generally occurs within one year.

As of December 31, 2024, the Company had contract liability for remaining unsatisfied performance obligations of $ 1,731,378 (2023: $2,750,137), which is expected to be recognized within one year.

During the year ended December 31, 2024, the Company recognized revenue of $2,284,383 (2023: $5,885,848) that was included in the contract liability balance at the beginning of the period.

Borrowing costs

Coupon interest is recognized in the period in which it is incurred, while other borrow costs (debt discount) are amortized to interest expense over the expected term of the notes using the interest method.

Foreign currency transactions

The Company’s reporting currency is the U.S. dollar. The functional currencies of the Genius Group and its subsidiaries are their local currencies (Singapore dollar, British pound, Indonesian rupiah and South African Rand, New Zealand Dollar) and the functional currency of ERL, UAV and RF is the U.S. dollar. The Company engages in foreign currency denominated transactions with customers and suppliers, as well as between subsidiaries with different functional currencies. Gains and losses resulting from transactions denominated in non-functional currencies are recognized in earnings.

At the end of the reporting period, assets and liabilities are translated into U.S. dollars using the exchange rate at the balance sheet date and revenue and expense accounts are translated at a weighted average exchange rate for the period or for the year then ended. Resulting translation adjustments are made directly to accumulated other comprehensive income.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period, or in previous consolidated financial statements, are recognized in profit or loss in the period in which they arise.

When a gain or loss on a non-monetary item is recognized to other comprehensive income and accumulated in equity, any exchange component of that gain or loss is recognized to other comprehensive income and accumulated in equity. When a gain or loss on a non-monetary item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss. Cash flows arising from transactions in a foreign currency are recorded in U.S. dollars by applying to the foreign currency amount the exchange rate between the U.S. dollar and the foreign currency at the date of the cash flow.

Stock-based compensation

In April 2023 the Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Incentive Plan”). Stock-based awards are measured at the grant date based on the fair value of the award and are recognized as expense, net of actual forfeitures, on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The determination of the grant date fair value of stock awards issued is affected by a number of variables, including the fair value of the Company’s common stock, the expected common stock price volatility over the expected life of the awards, the expected term of the stock option, risk-free interest rates, the illiquidity of the option given its non-transferability, and the expected dividend yield of the Company’s common stock. The Company derives its volatility from the average historical stock volatilities of the Company over a period equivalent to the expected term of the awards. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant. The expected dividend yield is 0.0% as the Company has not paid and does not currently anticipate paying dividends on its common stock.